Income tax - Summary of deferred income tax reconciliation (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Non-capital loss carryforward	$ 11,135	$ 11,594	$ 11,803
Resource expenditures	2,582	2,935	2,683
Equipment	131	280	278
Share issue and legal costs	9	14	26
Other	16,469	15,251	12,190
Deferred tax assets	30,326	30,074	26,980
Unrecognized tax assets	(30,326)	(30,074)	(26,939)
Net deferred income tax assets	0	0	41
Deferred income tax liabilities:
Foreign exchange on loan	0	0	(25)
Mineral property interests	0	0	(16)
Net deferred income tax liabilities	0	0	(41)
Net deferred income tax	0	0	0
Net deferred income tax	$ 0	$ 0	$ 0